Notes Payable (Details) - Schedule of Fair Value of the Derivative Liability - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Fair Value of The Derivative Liability [Abstract]
Beginning Balance	$ 6,944	$ 20,442
Additions
Fair value gain (loss)	(2,541)	(10,856)
Conversions	(1,348)	(2,642)
Ending Balance	$ 3,055	$ 6,944